Vessels	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels

4.       Vessels

Sale and leaseback

On December 21, 2017, the Company entered into a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there is a seller’s credit of $13,000 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of June 30, 2022, the Company has classified the seller’s credit, as short-term receivable amounting to $12,871, which is due to be received on December 21, 2022, upon expiration of the lease term. In accordance with ASC 842 and the package of practical expedients, the Company continues to account for the transaction as an operating lease.

On January 9, 2020, the Company entered into a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of June 30, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $11,048. In accordance with ASC 842, the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $4,247. In accordance with ASC 842, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $7,764. In accordance with ASC 842, the Company accounts for the transaction as an operating lease. The sale resulted in a loss of $1,696 in aggregate for both suezmaxes, which is included in (gain) loss on sale of vessels in the accompanying consolidated statement of comprehensive income (loss) for the three and the six-month period ended June 30, 2021.

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its LNG carrier, Tenergy. (Note 6)

At June 30, 2022 and December 31, 2021, the Company has assessed the recoverability of the seller’s credits and there was no indication of impairment.

As at June 30, 2022, the Company recognized on its consolidated balance sheet a right-of-use asset of $36,506 for the two suezmaxes Arctic and Antarctic, $10,075 for the aframax tanker Sakura Princess, $23,266 for the two suezmaxes Archangel and Alaska, $3,664, for the two suezmaxes Eurochampion 2004 and Euronike, respectively, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the seven right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 5.45% for the sale and leaseback agreement each of the two suezmaxes, Eurochampion 2004 and Euronike, 3.59% for the sale and leaseback agreement each of the two suezmaxes, Archangel and Alaska, 2.54% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.98% for the sale and leaseback agreement of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 0.48, 2.53, 3.48 and 3.99 years, respectively, as at June 30, 2022 and 0.97, 3.02, 3.97 and 4.49 years, respectively, as at December 31, 2021.

As at June 30, 2022 and December 31, 2021, both the right-of use asset and the corresponding obligation under operating leases were $73,511 (current portion $25,763 and non-current portion $47,748) and $88,573 (current portion $29,749 and non-current portion $58,824), respectively. The financial liability recognized for aframax Sakura Princess was $3,702 (current portion $1,014 and non-current portion $2,688) as of June 30, 2022 and $4,193 (current portion $997 and non-current portion $3,196) as of December 31, 2021.

Period/ Year	Lease Commitment
July 1 to December 31, 2022	$16,948
2023	24,890
2024	24,890
2025	14,234
2026	4,994
Minimum net lease payments	$85,956
Less: present value discount	(12,445)
Total obligations under operating leases and financial liability (current and non-current portion)	$73,511

The Company has subleased all seven vessels and has recognized sublease revenue, net of voyage expenses of $16,944 and $2,372 for the second quarter of 2022 and 2021, respectively. The amount of $24,051 was recognized for the first half of 2022 compared to $7,825 in the prior year first half.

Acquisitions

On January 12, 2022, the Company took delivery of the newbuilding LNG carrier Tenergy, for an aggregate of $186,201.

Sales

During the first half of 2022, the Company sold the aframax tanker, Proteas, realizing a gain of $299, which is included in (gain) loss on sale of vessels in the accompanying consolidated statement of comprehensive income (loss).

During the first half of 2021, the Company sold the panamax tanker, Maya, realizing a loss of $4,121, which is included in (gain) loss on sale of vessels in the accompanying consolidated statement of comprehensive income (loss).

Impairment

As of June 30, 2022 and 2021, the Company reviewed the carrying amount including any unamortized dry-docking costs in connection with the estimated recoverable amount and the probability of sale for each of its vessels, vessels under construction and right-of-use-assets. This review did not indicate an impairment charge.